FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                            WHEATON, ILLINOIS 60187




                              January 13, 2015



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4


     Re:                       FT 5216
              (File No. 333-200046) (CIK No. 0001620439)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most r ecent Amendment to the Registration Statement, was filed electronically with the Commission on January 9, 2015.

                                    Very truly yours,
                                    FT 5216, Registrant



                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor